UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-06264

Nuveen New Jersey Investment Quality Municipal Fund, Inc.
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy
Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            4/30

Date of reporting period:         7/31/14

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)

	Nuveen New Jersey Investment Quality Municipal Fund, Inc. (NQJ)
	July 31, 2014

Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 141.4% (100.0% of Total Investments)

	MUNICIPAL BONDS – 140.1% (99.1% of Total Investments)

	Consumer Discretionary – 0.3% (0.3% of Total Investments)
	Middlesex County Improvement Authority, New Jersey, Senior Revenue Bonds, Heldrich Center
	Hotel/Conference Center Project, Series 2005A:
$ 800	5.000%, 1/01/32	1/15 at 100.00	Caa1	$ 562,864
690	5.125%, 1/01/37	1/15 at 100.00	Caa1	485,760
1,490	Total Consumer Discretionary			1,048,624
	Consumer Staples – 4.7% (3.4% of Total Investments)
	Tobacco Settlement Financing Corporation, New Jersey, Tobacco Settlement Asset-Backed Bonds,
	Series 2007-1A:
2,035	4.500%, 6/01/23	6/17 at 100.00	BB	2,002,989
14,905	4.750%, 6/01/34	6/17 at 100.00	B2	11,168,166
2,150	5.000%, 6/01/41	6/17 at 100.00	B2	1,599,407
19,090	Total Consumer Staples			14,770,562
	Education and Civic Organizations – 14.4% (10.1% of Total Investments)
1,335	Camden County Improvement Authority, New Jersey, Lease Revenue Bonds Rowan University School	12/23 at 100.00	A+	1,458,180
	of Osteopathic Medicine Project, Series 2013A, 5.000%, 12/01/32
1,000	New Jersey Economic Development Authority, Revenue Bonds, The Seeing Eye Inc., Series 2005,	6/15 at 100.00	N/R	1,017,900
	5.000%, 12/01/24 – AMBAC Insured
1,140	New Jersey Economic Development Authority, Rutgers University General Obligation Lease Revenue	6/23 at 100.00	AA–	1,643,515
	Bonds, Tender Option Bond Trust 3359, 18.133%, 12/15/36 (IF) (4)
	New Jersey Education Facilities Authority Revenue Bonds, The College of New Jersey Issue,
	Series 2013A:
1,525	5.000%, 7/01/38	7/23 at 100.00	AA	1,661,061
2,000	5.000%, 7/01/43	7/23 at 100.00	AA	2,176,080
500	New Jersey Educational Facilities Authority, Revenue Bonds, Fairleigh Dickinson University,	No Opt. Call	BBB	501,755
	Series 2004C, 5.500%, 7/01/23
250	New Jersey Educational Facilities Authority, Revenue Bonds, Georgian Court University, Series	7/17 at 100.00	Baa2	259,145
	2007D, 5.000%, 7/01/27
	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2007D:
3,510	5.000%, 7/01/32 – FGIC Insured	7/17 at 100.00	AA–	3,813,650
2,295	5.000%, 7/01/39 – FGIC Insured	7/17 at 100.00	AA–	2,460,263
2,770	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	7/16 at 100.00	AA–	2,933,790
	2006A, 5.000%, 7/01/36 – AMBAC Insured
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University, Series	No Opt. Call	AA–	2,222,020
	2014A, 5.000%, 7/01/44
1,500	New Jersey Educational Facilities Authority, Revenue Bonds, Passaic County Community College,	7/20 at 100.00	A2	1,637,895
	Series 2010C, 5.250%, 7/01/32
2,000	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	No Opt. Call	AAA	2,742,080
	Option Bond Trust 3922, 13.578%, 7/01/19 (IF)
1,900	New Jersey Educational Facilities Authority, Revenue Bonds, Princeton University, Tender	7/24 at 100.00	AAA	2,815,705
	Option Bond Trust 4741, 13.782%, 7/01/44 (IF) (4)
750	New Jersey Educational Facilities Authority, Revenue Bonds, Ramapo College, Series 2012B,	7/22 at 100.00	A	809,678
	5.000%, 7/01/42
	New Jersey Educational Facilities Authority, Revenue Bonds, Rider University, Series 2012A:
430	5.000%, 7/01/32	7/21 at 100.00	BBB+	454,282
285	5.000%, 7/01/37	7/21 at 100.00	BBB+	297,075
1,300	New Jersey Educational Facilities Authority, Revenue Bonds, Seton Hall University, Series	7/23 at 100.00	A	1,414,452
	2013D, 5.000%, 7/01/43
	New Jersey Educational Facilities Authority, Revenue Refunding Bonds, College of New Jersey,
	Series 2012A:
200	5.000%, 7/01/18	No Opt. Call	AA	227,960
400	5.000%, 7/01/19	No Opt. Call	AA	462,312
1,890	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2008A,	6/18 at 100.00	AA	2,053,353
	6.125%, 6/01/30 – AGC Insured (Alternative Minimum Tax)
600	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-1A,	12/19 at 100.00	AA	635,622
	5.000%, 12/01/25
450	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2010-2,	12/20 at 100.00	Aa3	483,921
	5.000%, 12/01/30
875	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2011-1,	12/21 at 100.00	Aa3	988,033
	5.750%, 12/01/27 (Alternative Minimum Tax)
3,370	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Series 2012-1A,	12/22 at 100.00	AA	3,517,067
	4.250%, 12/01/25 (Alternative Minimum Tax)
	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option
	Bond Trust 4736:
445	11.799%, 12/01/23 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	476,898
1,000	11.936%, 12/01/24 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	1,006,320
290	12.296%, 12/01/25 (Alternative Minimum Tax) (IF) (4)	12/22 at 100.00	AA	258,239
1,160	13.711%, 12/01/27 (Alternative Minimum Tax) (IF) (4)	12/23 at 100.00	AA	1,167,795
950	New Jersey Higher Education Assistance Authority, Student Loan Revenue Bonds, Tender Option	6/19 at 100.00	AA	1,390,078
	Bond Trust PA-4643, 19.767%, 6/01/30 (IF) (4)
200	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities	10/22 at 100.00	A–	185,962
	Financing Authority, Higher Education Revenue Bonds, Inter-American University of Puerto Rico
	Project, Refunding Series 2012, 5.000%, 10/01/31
1,045	Rutgers State University, New Jersey, Revenue Bonds, Tender Option Bond Trust 3339, 18.053%,	No Opt. Call	AA–	1,512,721
	5/01/21 (IF) (4)
39,365	Total Education and Civic Organizations			44,684,807
	Financials – 2.0% (1.4% of Total Investments)
	New Jersey Economic Development Authority, Revenue Refunding Bonds, Kapkowski Road Landfill
	Project, Series 2002:
5,000	5.750%, 10/01/21	No Opt. Call	Ba2	5,535,300
500	6.500%, 4/01/28	No Opt. Call	Ba2	587,465
5,500	Total Financials			6,122,765
	Health Care – 20.1% (14.2% of Total Investments)
3,100	Camden County Improvement Authority, New Jersey, Health Care Redevelopment Revenue Bonds,	2/23 at 100.00	BBB	3,363,004
	Cooper Health System Obligated Group Issue, Series 2013A, 5.750%, 2/15/42
1,000	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	8/14 at 100.00	BBB	1,002,210
	2004A, 5.750%, 2/15/34
2,090	Camden County Improvement Authority, New Jersey, Revenue Bonds, Cooper Health System, Series	2/15 at 100.00	BBB	2,124,715
	2005A, 5.000%, 2/15/25
2,620	New Jersey Health Care Facilities Finance Authority, Revenue Bonds, AHS Hospital Corporation,	7/18 at 100.00	A+	2,820,744
	Series 2008A, 5.000%, 7/01/27
1,175	New Jersey Health Care Facilities Financing Authority, Hospital Revenue Bonds, Virtua Health,	7/19 at 100.00	AA	1,547,569
	Tender Option Bond Trust 3018, 18.591%, 7/01/38 – AGC Insured (IF) (4)
1,000	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/21 at 100.00	BB+	1,075,310
	University Hospital, Refunding Series 2011, 6.250%, 7/01/35
2,050	New Jersey Health Care Facilities Financing Authority, New Jersey, Revenue Bonds, Saint Peters	7/18 at 100.00	BB+	2,097,765
	University Hospital, Series 2007, 5.750%, 7/01/37
510	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Barnabas	No Opt. Call	BBB+	577,555
	Health, Series 2012A, 5.000%, 7/01/24
	New Jersey Health Care Facilities Financing Authority, Revenue and Refunding Bonds, Palisades
	Medical Center Obligated Group Issue, Series 2013:
1,655	5.250%, 7/01/31	7/23 at 100.00	BBB	1,784,355
795	5.500%, 7/01/43	7/23 at 100.00	BBB	843,829
3,750	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Atlanticare Regional	7/17 at 100.00	A+	3,943,388
	Medical Center, Series 2007, 5.000%, 7/01/37
1,265	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, CentraState Medical	7/17 at 100.00	A3	1,315,005
	Center, Series 2006A, 5.000%, 7/01/30 – AGC Insured
400	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Children’s Specialized	7/15 at 100.00	BBB	408,508
	Hospital, Series 2005A, 5.500%, 7/01/36
695	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	708,066
	Center, Series 2006B, 5.000%, 7/01/36
615	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Hunterdon Medical	7/16 at 100.00	A	628,081
	Center, Series 2006, 5.125%, 7/01/35
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Kennedy Health System
	Obligated Group Issue, Refunding Series 2012:
500	3.750%, 7/01/27	No Opt. Call	A3	496,495
2,575	5.000%, 7/01/31	7/22 at 100.00	A3	2,800,982
1,500	5.000%, 7/01/37	7/22 at 100.00	A3	1,593,555
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System
	Obligated Group, Refunding Series 2011:
3,000	5.000%, 7/01/25	7/18 at 100.00	A	3,368,280
1,760	5.000%, 7/01/26	7/22 at 100.00	A	1,956,574
660	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health System	7/23 at 100.00	A	717,842
	Obligated Group, Refunding Series 2013A, 5.000%, 7/01/32
3,465	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Meridian Health, Series	7/18 at 100.00	AA	3,639,359
	2007, 5.000%, 7/01/38 – AGC Insured
1,745	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Robert Wood Johnson	7/23 at 100.00	A	1,941,696
	University Hospital, Series 2013A, 5.500%, 7/01/43
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, RWJ Health Care
	Corporation, Series 2005B:
1,495	5.000%, 7/01/25 – RAAI Insured	7/15 at 100.00	N/R	1,510,967
1,585	5.000%, 7/01/35 – RAAI Insured	7/15 at 100.00	N/R	1,594,954
3,160	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	7/21 at 100.00	BBB+	3,437,638
	Care System, Refunding Series 2011A, 5.625%, 7/01/37
1,880	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Barnabas Health	1/17 at 100.00	BBB+	1,935,065
	Care System, Series 2006A, 5.000%, 7/01/29
2,300	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Joseph’s	7/18 at 100.00	BBB–	2,489,037
	Healthcare System Obligated Group Issue, Series 2008, 6.625%, 7/01/38
1,520	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, Saint Luke’s Warren	8/23 at 100.00	A3	1,443,058
	Hospital Obligated Group, Series 2013, 4.000%, 8/15/37
	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, South Jersey Hospital
	System, Refunding Series 2006:
670	5.000%, 7/01/25	7/16 at 100.00	A2	690,596
4,410	5.000%, 7/01/36	7/16 at 100.00	A2	4,484,750
1,295	5.000%, 7/01/46	7/16 at 100.00	A2	1,315,034
3,090	Newark, New Jersey, GNMA Collateralized Healthcare Facility Revenue Bonds, New Community Urban	No Opt. Call	Aa1	3,094,388
	Renewal Corporation, Series 2001A, 5.200%, 6/01/30
59,330	Total Health Care			62,750,374
	Housing/Multifamily – 1.0% (0.8% of Total Investments)
	New Jersey Economic Development Authority, Student Housing Revenue Bonds, Provident
	Group-Montclair Properties LLC, Montclair State University Student Housing Project,
	Series 2010A:
1,830	5.750%, 6/01/31	6/20 at 100.00	Baa3	1,998,525
1,050	5.875%, 6/01/42	6/20 at 100.00	Baa3	1,147,178
2,880	Total Housing/Multifamily			3,145,703
	Housing/Single Family – 3.6% (2.5% of Total Investments)
10,000	New Jersey Housing & Mortgage Finance Agency, Single Family Home Mortgage Revenue Bonds,	10/21 at 100.00	Aa2	10,753,999
	Series 2011A, 4.450%, 10/01/25
285	New Jersey Housing and Mortgage Finance Agency, Single Family Housing Revenue Bonds, Series	4/17 at 100.00	AA	287,756
	2007T, 4.700%, 10/01/37 (Alternative Minimum Tax)
10,285	Total Housing/Single Family			11,041,755
	Long-Term Care – 2.9% (2.1% of Total Investments)
2,410	Burlington County Bridge Commission, New Jersey, Economic Development Revenue Bonds, The	1/18 at 100.00	N/R	2,429,955
	Evergreens Project, Series 2007, 5.625%, 1/01/38
1,125	New Jersey Economic Development Authority, First Mortgage Revenue Bonds, Winchester Gardens at	11/14 at 100.00	BBB	1,128,409
	Wards Homestead, Series 2004A, 5.750%, 11/01/24
235	New Jersey Economic Development Authority, Fixed Rate Revenue Bonds, Lions Gate Project,	1/24 at 100.00	N/R	235,942
	Series 2014, 5.250%, 1/01/44
2,525	New Jersey Economic Development Authority, GNMA Collateralized Mortgage Revenue Bonds,	12/14 at 100.00	Aa3	2,536,994
	Victoria Health Corporation, Series 2001A, 5.200%, 12/20/36
2,695	New Jersey Economic Development Authority, Revenue Bonds, United Methodist Homes of New Jersey	7/23 at 100.00	BBB–	2,800,994
	Obligated Group Issue, Refunding Series 2013, 5.000%, 7/01/34
8,990	Total Long-Term Care			9,132,294
	Tax Obligation/General – 7.4% (5.2% of Total Investments)
230	Carlstadt School District, Bergen County, New Jersey, General Obligation Bonds, Refunding	5/24 at 100.00	AA–	270,227
	Series 2014, 5.000%, 5/01/26 (WI/DD, Settling 8/15/14)
515	Elizabeth, Union County, New Jersey, General Obligation Bonds, General Improvement Series	4/24 at 100.00	AA	518,960
	2014, 3.125%, 4/01/27 – AGM Insured
690	Haddon Heights School District, Camden County, New Jersey, General Obligation Bonds, Refunding	1/23 at 100.00	AA–	667,568
	Series 2012, 3.250%, 1/01/30
4,300	Jersey City, New Jersey, General Obligation Bonds, Series 2006A, 5.000%, 9/01/22 –	9/16 at 100.00	A2	4,657,975
	AMBAC Insured
930	Middletown Township Board of Education, Monmouth County, New Jersey, Refunding Series 2010,	8/20 at 100.00	AA	1,052,481
	5.000%, 8/01/27
670	Monroe Township, Middlesex County, New Jersey, General Obligation Bonds, Series 2003,	1/22 at 100.00	AA	599,831
	3.000%, 1/15/33
350	Montclair Township, Essex County, New Jersey, General Obligation Bonds, Parking Utility,	1/24 at 100.00	AA+	391,948
	Refunding Series 2014A, 5.000%, 1/01/37
	New Brunswick Parking Authority, Middlesex County, New Jersey, Guaranteed Parking Revenue
	Bonds, Refunding Series 2012:
240	5.000%, 9/01/28	9/22 at 100.00	A+	265,771
610	5.000%, 9/01/29	9/22 at 100.00	A+	673,239
1,400	Newark Housing Authority, New Jersey, City-Secured Police Facility Revenue Bonds, South Ward	12/19 at 100.00	A3	1,636,586
	Police Facility, Series 2009A, 6.750%, 12/01/38 – AGC Insured
	South Brunswick Township, Middlesex County, New Jersey, General Obligation Bonds, Refunding
	Series 2014:
460	3.000%, 9/01/17	No Opt. Call	AA	491,358
250	5.000%, 9/01/22	No Opt. Call	AA	299,558
2,500	Sussex County, New Jersey, General Obligation Bonds, Refunding Series 2014, 4.000%, 2/15/22	No Opt. Call	AA+	2,811,750
2,210	Union County Utilities Authority, New Jersey, Resource Recovery Facility Lease Revenue	12/21 at 100.00	AA+	2,390,513
	Refunding Bonds, Covantan Union Inc. Lessee, Series 2011B, 5.250%, 12/01/31 (Alternative
	Minimum Tax)
2,515	Union County Utilities Authority, New Jersey, Solid Waste System County Deficiency Revenue	6/21 at 100.00	AA+	2,741,149
	Bonds, Series 2011A, 5.000%, 6/15/41
	West Deptford Township, New Jersey, General Obligation Bonds, Series 2004:
1,690	5.000%, 9/01/16 – AMBAC Insured	9/14 at 100.00	A+	1,696,152
1,865	4.750%, 9/01/18 – AMBAC Insured	9/14 at 100.00	A+	1,871,826
21,425	Total Tax Obligation/General			23,036,892
	Tax Obligation/Limited – 31.3% (22.1% of Total Investments)
1,775	Bergen County Improvement Authority, New Jersey, Guaranteed Lease Revenue Bonds, County	No Opt. Call	Aaa	2,228,601
	Administration Complex Project, Series 2005, 5.000%, 11/15/26
105	Burlington County Bridge Commission, New Jersey, Governmental Leasing Program Revenue Bonds,	No Opt. Call	Aa2	125,337
	County Guaranteed, Refunding Series 2014, 5.000%, 8/15/23
1,965	Essex County Improvement Authority, New Jersey, Project Consolidation Revenue Bonds, Series	No Opt. Call	Aa2	2,376,157
	2007, 5.250%, 12/15/22 – AMBAC Insured
1,145	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	1,468,142
	Series 2005A, 5.750%, 11/01/28 – AGM Insured
2,650	Garden State Preservation Trust, New Jersey, Open Space and Farmland Preservation Bonds,	No Opt. Call	AAA	3,106,622
	Series 2005C, 5.125%, 11/01/18 – AGM Insured
	Government of Guam, Business Privilege Tax Bonds, Series 2011A:
2,585	5.250%, 1/01/36	1/22 at 100.00	A	2,762,279
1,570	5.125%, 1/01/42	1/22 at 100.00	A	1,657,057
470	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, Hudson	4/22 at 100.00	Aa3	421,430
	County Plaza Refunding Project, Series 2013, 3.250%, 4/01/35
	New Jersey Economic Development Authority, Cigarette Tax Revenue Refunding Bonds, Series 2012:
2,050	5.000%, 6/15/19	No Opt. Call	BBB+	2,338,681
1,100	5.000%, 6/15/21	No Opt. Call	BBB+	1,259,764
4,550	5.000%, 6/15/25	6/22 at 100.00	BBB+	5,053,640
1,000	5.000%, 6/15/26	6/22 at 100.00	BBB+	1,102,240
3,445	5.000%, 6/15/28	No Opt. Call	BBB+	3,756,910
4,675	New Jersey Economic Development Authority, Lease Revenue Bonds, Liberty State Park Project,	3/15 at 100.00	AA	4,790,005
	Series 2005C, 5.000%, 3/01/27 – AGM Insured
5,000	New Jersey Economic Development Authority, Revenue Bonds, Motor Vehicle Surcharge, Series	No Opt. Call	AA–	5,021,450
	2004A, 5.250%, 7/01/15 – NPFG Insured
	New Jersey Economic Development Authority, Revenue Bonds, Newark Downtown District Management
	Corporation Project, Series 2007:
205	5.125%, 6/15/27	6/17 at 100.00	Baa3	212,091
345	5.125%, 6/15/37	6/17 at 100.00	Baa3	352,128
3,895	New Jersey Economic Development Authority, School Facilities Construction Financing Program	No Opt. Call	A	4,292,952
	Bonds, Refunding Series 2013NN, 5.000%, 3/01/28
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
725	5.000%, 9/01/37 – AMBAC Insured	9/17 at 100.00	A	790,417
1,370	5.000%, 9/01/37	9/17 at 100.00	A	1,493,615
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Higher Education Capital	No Opt. Call	AA	2,023,733
	Improvement Fund, Refunding Series 2005A, 5.000%, 9/01/15 – AGM Insured
850	New Jersey Health Care Facilities Financing Authority, State Contract Bonds, Hospital Asset	10/18 at 100.00	A	895,696
	Transformation Program, Series 2008A, 5.250%, 10/01/38
	New Jersey Transportation Trust Fund Authority, Federal Highway Aid Grant Anticipation Bonds,
	Series 2006:
1,075	5.000%, 6/15/17 – FGIC Insured	6/16 at 100.00	AA–	1,163,354
1,900	5.000%, 6/15/18 – FGIC Insured	6/16 at 100.00	AA–	2,054,679
12,000	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Capital	No Opt. Call	A	5,581,800
	Appreciation Series 2010A, 0.000%, 12/15/30
4,300	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Refunding Series	No Opt. Call	A	5,070,302
	2006A, 5.500%, 12/15/22
4,200	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2004B,	No Opt. Call	AA–	4,671,450
	5.500%, 12/15/16 – NPFG Insured
	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2006C:
10,000	0.000%, 12/15/32 – AGM Insured	No Opt. Call	AA	4,243,900
15,355	0.000%, 12/15/33 – AGM Insured	No Opt. Call	AA	6,056,933
15,310	0.000%, 12/15/34 – AGM Insured	No Opt. Call	AA	5,756,101
2,500	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2007A,	12/17 at 100.00	A	2,768,850
	5.000%, 12/15/26 – AMBAC Insured
4,100	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2010D,	No Opt. Call	A	4,699,338
	5.000%, 12/15/24
1,820	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/22 at 100.00	Aa3	1,708,361
	Center Expansion Project, Series 2012, 3.500%, 5/01/35
1,315	Puerto Rico Convention Center District Authority, Hotel Occupancy Tax Revenue Bonds, Series	7/16 at 100.00	BB	999,716
	2006A, 4.500%, 7/01/36 – CIFG Insured
1,850	Union County Improvement Authority, New Jersey, Lease Revenue Refunding Bonds, City of	No Opt. Call	AA+	3,430,881
	Plainfield – Park Madison Redevelopment Project, Tender Option Trust 1145, 17.994%,
	3/01/34 (IF) (4)
1,650	Virgin Islands Public Finance Authority, Matching Fund Loan Notes Revenue Bonds, Subordinate	10/20 at 100.00	Baa2	1,756,541
	Lien Series 2010B, 5.250%, 10/01/29
120,775	Total Tax Obligation/Limited			97,491,153
	Transportation – 28.7% (20.3% of Total Investments)
2,250	Casino Reinvestment Development Authority, New Jersey, Parking Revenue Bonds, Series 2005A,	6/15 at 100.00	AA–	2,322,518
	5.250%, 6/01/20 – NPFG Insured
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2014A:
585	5.000%, 1/01/34	1/24 at 100.00	A1	652,626
2,740	4.125%, 1/01/39	1/24 at 100.00	A1	2,773,017
3,800	5.000%, 1/01/44	1/24 at 100.00	A1	4,165,902
	Delaware River Joint Toll Bridge Commission, Pennsylvania, Revenue Bonds, Refunding
	Series 2012A:
2,115	5.000%, 7/01/24	7/22 at 100.00	A	2,427,935
650	4.000%, 7/01/26	7/22 at 100.00	A	691,022
	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2010E:
1,000	5.000%, 1/01/40 – AGM Insured	1/20 at 100.00	AA	1,063,500
3,300	5.000%, 1/01/40	1/20 at 100.00	A	3,509,550
3,605	Delaware River Port Authority, New Jersey and Pennsylvania, Revenue Bonds, Series 2013,	1/24 at 100.00	A	3,937,201
	5.000%, 1/01/40
	Delaware River Port Authority, Pennsylvania and New Jersey, Revenue Refunding Bonds, Port
	District Project, Series 2012:
540	5.000%, 1/01/25	No Opt. Call	BBB	594,254
1,350	5.000%, 1/01/26	No Opt. Call	BBB	1,465,209
2,790	New Jersey Economic Development Authority, Private Activity Bonds, The Goethals Bridge	1/24 at 100.00	BBB–	3,009,768
	Replacement Project, Series 2013, 5.625%, 1/01/52 (Alternative Minimum Tax)
	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental
	Airlines Inc., Series 1999:
650	5.125%, 9/15/23 (Alternative Minimum Tax)	9/14 at 100.00	B	681,577
1,125	5.250%, 9/15/29 (Alternative Minimum Tax)	9/22 at 101.00	B	1,163,610
500	New Jersey Economic Development Authority, Special Facilities Revenue Bonds, Continental	3/24 at 101.00	B	533,280
	Airlines Inc., Series 2000A & 2000B, 5.625%, 11/15/30 (Alternative Minimum Tax)
	New Jersey Transit Corporation, Grant Anticipation Notes, Federal Transit Administration
	Section 5307 Urbanized Area Formula Funds, Series 2014A:
2,450	5.000%, 9/15/20 (WI/DD, Settling 8/06/14)	No Opt. Call	A	2,820,636
2,450	5.000%, 9/15/21 (WI/DD, Settling 8/06/14)	No Opt. Call	A	2,838,766
105	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C, 6.500%, 1/01/16 – NPFG Insured	No Opt. Call	AA–	113,945
1,265	New Jersey Turnpike Authority, Revenue Bonds, Series 2005A, 5.250%, 1/01/29 – AGM Insured	No Opt. Call	AA	1,537,203
4,000	New Jersey Turnpike Authority, Revenue Bonds, Series 2009I, 5.000%, 1/01/35	1/20 at 100.00	A+	4,377,240
2,380	New Jersey Turnpike Authority, Revenue Bonds, Series 2012B, 5.000%, 1/01/28	1/23 at 100.00	A+	2,694,779
1,500	New Jersey Turnpike Authority, Revenue Bonds, Tender Option Bond Trust 1154, 17.228%,	7/22 at 100.00	A+	1,993,350
	1/01/43 (IF) (4)
1,260	Passaic County Improvement Authority, New Jersey, County Guaranteed Parking Revenue Bonds,	5/20 at 100.00	Aa3	1,340,375
	200 Hospital Plaza Project, Series 2010, 5.000%, 5/01/42
	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Fortieth
	Series 2005:
7,000	5.000%, 12/01/28 – SYNCORA GTY Insured	6/15 at 101.00	AA–	7,307,789
3,000	5.000%, 12/01/34	6/15 at 101.00	AA–	3,129,570
1,000	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Forty	8/17 at 100.00	AA	1,413,160
	Eighth Series 2008, Trust 2920, 18.052%, 8/15/32 – AGM Insured (IF)
3,615	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	12/23 at 100.00	AA–	4,026,640
	Ninth Series 2013, 5.000%, 12/01/43
4,600	Port Authority of New York and New Jersey, Consolidated Revenue Bonds, One Hundred Seventy	1/23 at 100.00	AA–	4,572,814
	Seventh Series 2013, 4.000%, 1/15/43 (Alternative Minimum Tax)
	Port Authority of New York and New Jersey, Special Project Bonds, JFK International Air
	Terminal LLC, Sixth Series 1997:
6,605	5.750%, 12/01/22 – NPFG Insured (Alternative Minimum Tax)	12/14 at 100.00	AA–	6,644,695
12,130	5.750%, 12/01/25 – NPFG Insured (Alternative Minimum Tax)	12/14 at 100.00	AA–	12,162,262
	South Jersey Transportation Authority, New Jersey, Transportation System Revenue Bonds,
	Refunding Series 2012:
2,000	5.000%, 11/01/20	No Opt. Call	A–	2,304,180
1,000	5.000%, 11/01/22	No Opt. Call	A–	1,150,800
83,360	Total Transportation			89,419,173
	U.S. Guaranteed – 16.5% (11.7% of Total Investments) (5)
	Delaware River and Bay Authority, Delaware and New Jersey, Revenue Bonds, Series 2005:
2,000	5.000%, 1/01/25 (Pre-refunded 1/01/15) – NPFG Insured	1/15 at 100.00	AA– (5)	2,036,180
4,050	5.000%, 1/01/26 (Pre-refunded 1/01/15) – NPFG Insured	1/15 at 100.00	AA– (5)	4,117,757
1,500	5.000%, 1/01/27 (Pre-refunded 1/01/15) – NPFG Insured	1/15 at 100.00	AA– (5)	1,525,095
	Gloucester County Improvement Authority, New Jersey, Lease Revenue Bonds, Series 2005A:
1,000	5.000%, 9/01/21 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 100.00	AA (5)	1,052,570
1,420	5.000%, 9/01/22 (Pre-refunded 9/01/15) – NPFG Insured	9/15 at 100.00	AA (5)	1,494,649
	Hudson County Improvement Authority, New Jersey, County Secured Lease Revenue Bonds, County
	Services Building Project, Series 2005:
1,090	5.000%, 4/01/25 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA (5)	1,125,392
2,525	5.000%, 4/01/35 (Pre-refunded 4/01/15) – AMBAC Insured	4/15 at 100.00	AA (5)	2,606,987
5,700	New Jersey Building Authority, State Building Revenue Bonds, Series 2007A, 5.000%, 6/15/26	6/16 at 100.00	AA+ (5)	6,200,745
	(Pre-refunded 6/15/16)
	New Jersey Economic Development Authority, School Facilities Construction Financing Program
	Bonds, Series 2007U:
1,240	5.000%, 9/01/37 (Pre-refunded 9/01/17) – AMBAC Insured	9/17 at 100.00	AAA	1,409,198
2,560	5.000%, 9/01/37 (Pre-refunded 9/01/17)	9/17 at 100.00	AAA	2,909,312
1,925	New Jersey Educational Facilities Authority, Revenue Bonds, Kean University, Series 2005B,	7/16 at 100.00	AA– (5)	2,097,981
	5.000%, 7/01/30 (Pre-refunded 7/01/16) – NPFG Insured
	New Jersey Educational Facilities Authority, Revenue Bonds, Montclair State University,
	Series 2005F:
1,225	5.000%, 7/01/16 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	1,278,998
2,000	5.000%, 7/01/18 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	2,087,580
1,175	5.000%, 7/01/32 (Pre-refunded 7/01/15) – FGIC Insured	7/15 at 100.00	A1 (5)	1,226,453
	New Jersey Health Care Facilities Financing Authority, Lease Revenue Bonds, Department of
	Human Services – Greystone Park Psychiatric Hospital, Series 2005:
2,885	5.000%, 9/15/18 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A (5)	3,041,973
4,455	5.000%, 9/15/24 (Pre-refunded 9/15/15) – AMBAC Insured	9/15 at 100.00	A (5)	4,697,397
1,690	New Jersey Health Care Facilities Financing Authority, Revenue Bonds, St. Clare’s Hospital,	No Opt. Call	N/R (5)	2,025,296
	Series 2004A, 5.250%, 7/01/20 – RAAI Insured (ETM)
3,405	New Jersey Transit Corporation, Certificates of Participation, Federal Transit Administration	9/15 at 100.00	AA– (5)	3,587,883
	Grants, Series 2005A, 5.000%, 9/15/18 (Pre-refunded 9/15/15) – FGIC Insured
3,890	New Jersey Transportation Trust Fund Authority, Transportation System Bonds, Series 2005D,	6/15 at 100.00	AA+ (5)	4,055,247
	5.000%, 6/15/19 (Pre-refunded 6/15/15) – AGM Insured
	New Jersey Turnpike Authority, Revenue Bonds, Series 1991C:
55	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	59,829
170	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	184,926
55	6.500%, 1/01/16 – NPFG Insured (ETM)	No Opt. Call	AA– (5)	59,829
870	6.500%, 1/01/16 (ETM)	No Opt. Call	AA+ (5)	903,434
1,625	Passaic County Improvement Authority, New Jersey, Lease Revenue Bonds, Preakness Healthcare	5/15 at 100.00	Aa3 (5)	1,684,361
	Center Project, Series 2005, 5.000%, 5/01/30 (Pre-refunded 5/01/15) – AMBAC Insured
48,510	Total U.S. Guaranteed			51,469,072
	Utilities – 2.6% (1.8% of Total Investments)
395	Guam Power Authority, Revenue Bonds, Series 2012A, 5.000%, 10/01/34	10/22 at 100.00	BBB	427,157
2,055	Mercer County Improvement Authority, New Jersey, Solid Waste Revenue Bonds, Regional Sludge	No Opt. Call	AA+	2,063,405
	Project, Series 2003, 5.000%, 12/15/14 – FGIC Insured
1,000	New Jersey Economic Development Authority, Energy Facilities Revenue Bonds, UMM Energy	No Opt. Call	Baa3	1,004,840
	Partners, LLC Project, Series 2012A, 4.750%, 6/15/32 (Alternative Minimum Tax)
3,000	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	5/20 at 100.00	A1	3,301,320
	Water Company Inc. Project, Refunding Series 2010B, 5.600%, 11/01/34 (Alternative Minimum Tax)
1,080	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, New Jersey-American	11/20 at 100.00	A1	1,156,712
	Water Company Inc. Project, Refunding Series 2010D, 4.875%, 11/01/29 (Alternative Minimum Tax)
7,530	Total Utilities			7,953,434
	Water and Sewer – 4.6% (3.2% of Total Investments)
	New Jersey Economic Development Authority, Water Facilities Revenue Bonds, Middlesex Water
	Company, Series 2012C:
270	5.000%, 10/01/23	No Opt. Call	A	312,811
6,495	4.250%, 10/01/47 (Alternative Minimum Tax)	10/22 at 100.00	A	6,439,728
2,905	New Jersey Environmental Infrastructure Trust, Environmental Infrastructure Bonds, Tender	No Opt. Call	AAA	3,750,907
	Option Bond Trust 4729, 7.345%, 9/01/21 (IF) (4)
	North Hudson Sewerage Authority, New Jersey, Gross Revenue Senior Lien Lease Certificates,
	Series 2012A:
1,650	5.000%, 6/01/27 – NPFG Insured	6/22 at 100.00	A	1,860,375
1,725	5.000%, 6/01/42 – NPFG Insured	6/22 at 100.00	A	1,858,567
13,045	Total Water and Sewer			14,222,388
$ 441,575	Total Municipal Bonds (cost $414,942,617)			436,288,996

Shares	Description (1)			Value
	COMMON STOCKS – 1.3% (0.9% of Total Investments)
	Airlines – 1.3% (0.9% of Total Investments)
106,862	American Airlines Group Inc., (6)			$ 4,151,589
	Total Common Stocks (cost $1,815,014)			4,151,589
	Total Long-Term Investments (cost $416,757,631)			440,440,585
	Variable Rate Demand Preferred Shares, at Liquidation Value – (46.3)% (7)			(144,300,000)
	Other Assets Less Liabilities – 4.9%			15,386,146
	Net Assets Applicable to Common Shares – 100%			$ 311,526,731

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.

Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Municipal Bonds	$ —	$436,288,996	$ —	$436,288,996
Common Stocks	4,151,589	—	—	4,151,589
Total	$4,151,589	$436,288,996	$ —	$440,440,585

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate securities reflected as financing transactions, if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of July 31, 2014, the cost of investments was $416,113,366.

Gross unrealized appreciation and gross unrealized depreciation of investments as of July 31, 2014, were as follows:

Gross unrealized:
Appreciation	$27,032,904
Depreciation	(2,705,685)
Net unrealized appreciation (depreciation) of investments	$24,327,219

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service,
Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.
(4)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(5)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest. Certain bonds backed by U.S. Government or agency securities are regarded as having an implied rating equal to the rating of such securities.
(6)	On November 28, 2011, AMR Corp. (“AMR”), the parent company of American Airlines Group, Inc. (“AAL”)
filed for federal bankruptcy protection. On December 9, 2013, AMR emerged from federal bankruptcy with the acceptance of its reorganization plan by the bankruptcy court. Under the settlement agreement established to meet AMR’s unsecured bond obligations, the bondholders, including the Fund, received a distribution of AAL preferred stock which was converted to AAL common stock over a 120-day period.
Every 30 days, a quarter of the preferred stock was converted to AAL common stock based on the 5-day volume-weighted average price and the amount of preferred shares tendered during the optional preferred conversion period.
(7)	Variable Rate Demand Preferred Shares, at Liquidation Value as a percentage of Total Investments is 32.8%.
WI/DD	Investment, or portion of investment, purchased on a when-issued or delayed delivery basis.
(ETM)	Escrowed to maturity.
(IF)	Inverse floating rate investment.

Item 2. Controls and Procedures.

a.
The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.
There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Nuveen New Jersey Investment Quality Municipal Fund, Inc.

By (Signature and Title)     /s/ Kevin J. McCarthy
                                                   Kevin J. McCarthy
                                                   Vice President and Secretary

Date:         September 29, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)     /s/ Gifford R. Zimmerman
                                                    Gifford R. Zimmerman
                                                  Chief Administrative Officer (principal executive officer)

Date:         September 29, 2014

By (Signature and Title)     /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                  Vice President and Controller (principal financial officer)

Date:         September 29, 2014